UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-06397

Fidelity California Municipal Trust II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2020

Item 1.

Reports to Stockholders

Fidelity® California AMT Tax-Free Money Market Fund

Semi-Annual Report

August 31, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
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Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544, or for Institutional and Service Class, call 1-877-208-0098, to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 8/31/20
1 - 7	20.1
8 - 30	53.5
31 - 60	13.3
61 - 90	7.7
91 - 180	0.9
> 180	4.5

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of August 31, 2020
Variable Rate Demand Notes (VRDNs)	8.5%
Tender Option Bond	49.5%
Other Municipal Security	32.8%
Investment Companies	9.9%
Net Other Assets (Liabilities)*	(0.7)%

 * Net Other Assets (Liabilities) are not included in the pie chart

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Current 7-Day Yields

8/31/20
Fidelity® California AMT Tax-Free Money Market Fund	0.01%
Institutional Class	0.01%
Service Class	0.01%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending August 31, 2020, the most recent period shown in the table, would have been (0.09)% for California AMT Tax-Free Money Market, (0.04)% for Institutional Class and (0.29)% for Service Class.

Schedule of Investments August 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 8.5%
	Principal Amount (000s)	Value (000s)
Alabama - 0.2%
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 C, 0.17% 9/8/20, VRDN (a)	$2,600	$2,600
West Jefferson Indl. Dev. Series 2008, 0.17% 9/8/20, VRDN (a)	2,990	2,990
		5,590
Alaska - 0.4%
Valdez Marine Term. Rev. (Phillips Trans. Alaska, Inc. Proj.) Series 1994 C, 0.17% 9/8/20 (ConocoPhillips Co. Guaranteed), VRDN (a)	12,300	12,300
Arizona - 0.0%
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 0.16% 9/8/20, VRDN (a)	1,150	1,150
California - 6.8%
California Health Facilities Fing. Auth. Rev.:
(Adventist Health Sys. West Proj.) Series 2009 B, 0.02% 9/1/20, LOC U.S. Bank NA, Cincinnati, VRDN (a)	1,500	1,500
(Catholic Healthcare West Proj.) Series 2005 H, 0.09% 9/8/20, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	62,125	62,125
(Stanford Hosp. and Clinics Proj.) Series 2008 B1, 0.1% 9/8/20, VRDN (a)	14,340	14,340
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2001 B3, 0.02% 9/1/20 (Liquidity Facility Barclays Bank PLC), VRDN (a)	16,600	16,600
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2001 B4, 0.01% 9/1/20 (Liquidity Facility Citibank NA), VRDN (a)	14,300	14,300
Series 2019 A, 0.02% 9/1/20 (Liquidity Facility Toronto-Dominion Bank), VRDN (a)	37,055	37,055
Modesto Pub. Fing. Auth. Lease Rev. Series 2008 B, 0.08% 9/8/20, LOC Bank of The West San Francisco, VRDN (a)	670	670
San Bernardino County Flood Cont. District Judgment Oblig. Series 2008, 0.13% 9/8/20, LOC Bank of America NA, VRDN (a)	13,450	13,450
San Diego Hsg. Auth. Multi-family Hsg. Rev. Series 2017 A, 0.09% 9/8/20, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	57,585	57,585
Stanislaus County Cap. Impts. Fing. Auth. Rev. Series 2004, 0.13% 9/8/20, LOC Bank of America NA, VRDN (a)	525	525
		218,150
Delaware - 0.0%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 0.24% 9/8/20, VRDN (a)	600	600
Series 1999 A, 0.26% 9/8/20, VRDN (a)	800	800
		1,400
Indiana - 0.2%
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.) Series H, 0.23% 9/8/20, VRDN (a)	5,400	5,400
Kansas - 0.1%
Burlington Envir. Impt. Rev. (Kansas City Pwr. and Lt. Co. Proj.):
Series 2007 A, 0.27% 9/8/20, VRDN (a)	200	200
Series 2007 B, 0.27% 9/8/20, VRDN (a)	900	900
Wamego Kansas Poll. Cont. Rfdg. Rev. (Western Resources, Inc. Proj.) Series 1994, 0.26% 9/8/20, VRDN (a)	1,800	1,800
		2,900
Louisiana - 0.3%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.19% 9/8/20, VRDN (a)	500	500
Series 2010 B1, 0.24% 9/8/20, VRDN (a)	10,000	10,000
		10,500
Pennsylvania - 0.5%
Delaware County Indl. Dev. Auth. Arpt. Facilities Rev. (United Parcel Svc. Proj.) Series 2015, 0.22% 9/1/20, VRDN (a)	14,500	14,500
Wyoming - 0.0%
Lincoln County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.15% 9/8/20, VRDN (a)	900	900
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $272,790)		272,790

Tender Option Bond - 49.5%
California - 47.4%
Canada Unified School District Participating VRDN Series Floaters XF 26 42, 0.08% 9/8/20 (Liquidity Facility Citibank NA) (a)(b)(c)	8,100	8,100
Academy of Motion Picture Arts Participating VRDN Series 2017, 0.09% 9/8/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	4,865	4,865
Alameda Corridor Trans. Auth. Rev. Participating VRDN Series Floaters XL 00 85, 0.09% 9/8/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	14,155	14,155
Allan-Hancock Joint Ccd Participating VRDN:
Series XF 07 69, 0.11% 9/8/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	2,500	2,500
Series XF 09 61, 0.11% 9/8/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	4,754	4,754
Antelope Valley Cmnty. College District Participating VRDN XF 08 94, 0.09% 9/8/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	3,200	3,200
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN Series 17 XX 1045, 0.09% 9/8/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	40,000	40,000
Buck Institute Age Research Participating VRDN Series Floaters XF 10 35, 0.24% 9/8/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(c)	2,700	2,700
Cabrillo Unified School District Participating VRDN Series 2017 XF 2434, 0.12% 9/8/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	5,760	5,760
California Dept. of Wtr. Resources Participating VRDN Series MS 3276, 0.12% 9/8/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	5,000	5,000
California Edl. Facilities Auth. Rev. Participating VRDN Series Floaters XM 07 34, 0.09% 9/8/20 (Liquidity Facility Cr. Suisse AG) (a)(b)(c)	3,400	3,400
California Gen. Oblig. Participating VRDN:
Series 15 XF 1039, 0.08% 9/8/20 (Liquidity Facility Cr. Suisse AG) (a)(b)(c)	16,080	16,080
Series 15 XF0129, 0.08% 9/8/20 (Liquidity Facility Cr. Suisse AG) (a)(b)(c)	5,900	5,900
Series 15 XF2161, 0.12% 9/8/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	1,220	1,220
Series 15 XF2171, 0.08% 9/8/20 (Liquidity Facility Citibank NA) (a)(b)(c)	10,400	10,400
Series 2017 XF 2414, 0.11% 9/8/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	3,000	3,000
Series Floaters G 80, 0.1% 9/8/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	3,000	3,000
Series Floaters G68, 0.1% 9/8/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	9,025	9,025
Series Floaters XM 06 93, 0.11% 9/8/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	2,225	2,225
Series Floaters YX 10 84, 0.09% 9/8/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	7,500	7,500
Series Floaters YX 10 90, 0.09% 9/8/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	8,845	8,845
Series Floaters ZF 27 10, 0.12% 9/8/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	5,490	5,490
Series Floaters ZM 06 04, 0.12% 9/8/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	2,500	2,500
Series Floaters ZM 06 05, 0.12% 9/8/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	2,000	2,000
Series Floaters ZM 06 08, 0.12% 9/8/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	4,575	4,575
Series RBC G 52, 0.1% 9/8/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	3,000	3,000
Series Spears DB 80 18, 0.26% 9/8/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(c)	8,385	8,385
Series XF 09 24, 0.11% 9/8/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	2,225	2,225
Series XF 09 33, 0.09% 9/8/20 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(c)	1,995	1,995
Series XF 09 40, 0.09% 9/8/20 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(c)	5,395	5,395
Series XF 09 53, 0.1% 9/8/20 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(c)	2,000	2,000
Series XG 02 86, 0.09% 9/8/20 (Liquidity Facility Bank of America NA) (a)(b)(c)	2,800	2,800
Series XM 08 49, 0.09% 9/8/20 (Liquidity Facility Bank of America NA) (a)(b)(c)	4,565	4,565
Series XX 11 23, 0.09% 9/8/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	3,750	3,750
Series ZF 09 32, 0.09% 9/8/20 (Liquidity Facility Bank of America NA) (a)(b)(c)	1,780	1,780
Series ZF 09 34, 0.09% 9/8/20 (Liquidity Facility Bank of America NA) (a)(b)(c)	2,605	2,605
Series ZF 09 35, 0.09% 9/8/20 (Liquidity Facility Bank of America NA) (a)(b)(c)	1,975	1,975
Series ZM 07 74, 0.12% 9/8/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	2,770	2,770
California Health Facilities Fing. Auth. Rev. Participating VRDN:
Series 15 XF0131, 0.11% 9/8/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	15,235	15,235
Series 16 ZF0212, 0.17% 9/8/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	2,935	2,935
Series 16 ZF0426, 0.19% 9/8/20 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(c)	4,280	4,280
Series 2017 XF 2048, 0.19% 9/8/20 (Liquidity Facility Citibank NA) (a)(b)(c)	6,252	6,252
Series 2017 XF 2417, 0.21% 9/8/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	24,000	24,000
Series 2017, 0.21% 9/8/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	17,030	17,030
Series DB 15 XF 0234, 0.08% 9/8/20 (Liquidity Facility Cr. Suisse AG) (a)(b)(c)	17,565	17,565
Series Floaters 013, 0.21% 10/13/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	22,080	22,080
Series Floaters XF 05 23, 0.09% 9/8/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	5,625	5,625
Series Floaters XF 06 08, 0.09% 9/8/20 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(c)	25,830	25,830
Series Floaters XF 06 22, 0.19% 9/8/20 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(c)	9,405	9,405
Series Floaters XF 06 33, 0.09% 9/8/20 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(c)	36,080	36,080
Series Floaters XF 24 67, 0.12% 9/8/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	20,000	20,000
Series Floaters XF 26 98, 0.08% 9/8/20 (Liquidity Facility Citibank NA) (a)(b)(c)	4,800	4,800
Series Floaters XG 01 04, 0.21% 9/8/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	500	500
Series Floaters XG 01 25, 0.09% 9/8/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	20,455	20,455
Series Floaters XG 01 41, 0.21% 9/8/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	7,925	7,925
Series Floaters XG 01 44, 0.09% 9/8/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	40,000	40,000
Series Floaters XL 00 45, 0.11% 9/8/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	4,000	4,000
Series Floaters XM 03 01, 0.09% 9/8/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	8,000	8,000
Series Floaters ZF 26 33, 0.12% 9/8/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	7,345	7,345
Series Floaters ZM 05 02, 0.12% 9/8/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	14,000	14,000
Series Floaters ZM 05 43, 0.12% 9/8/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	4,000	4,000
Series MS 3267, 0.12% 9/8/20 (Liquidity Facility Cr. Suisse AG) (a)(b)(c)	6,000	6,000
Series MS 3389, 0.12% 9/8/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	4,000	4,000
California Infrastructure and Econ. Dev. Bank Rev. Participating VRDN:
Series 18 ZM 05 88, 0.09% 9/8/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	1,000	1,000
Series Floaters XF 07 48, 0.11% 9/8/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)(d)	9,625	9,625
California Muni. Fin. Auth. Participating VRDN Series XF 28 63, 0.14% 9/8/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	9,400	9,400
California Muni. Fin. Auth. Rev. Participating VRDN Series Floaters XL 00 59, 0.09% 9/8/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	5,570	5,570
California State Univ. Rev. Participating VRDN:
Series Floaters XF 24 41, 0.11% 9/8/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	10,500	10,500
Series Floaters ZF 06 73, 0.09% 9/8/20 (Liquidity Facility Bank of America NA) (a)(b)(c)	1,200	1,200
Series Floaters ZF 25 72, 0.12% 9/8/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	4,890	4,890
Series Floaters ZF 26 60, 0.12% 9/8/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	17,625	17,625
California Statewide Cmntys. Dev. Auth. Rev. Participating VRDN:
Series 2017, 0.09% 9/8/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	6,330	6,330
Series Floaters XG 01 82, 0.09% 9/8/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	5,950	5,950
Series ROC II R 14001, 0.11% 9/8/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	2,375	2,375
Series XF 23 59, 0.09% 9/8/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	6,750	6,750
Series XG 02 91, 0.09% 9/8/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	4,685	4,685
Central Union High School District Participating VRDN Series Floaters XF 07 59, 0.14% 9/8/20 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(c)	4,300	4,300
Chaffey Unified High School District Participating VRDN:
Series Floaters XF 05 48, 0.12% 9/8/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	7,500	7,500
Series Floaters ZM 05 85, 0.12% 9/8/20 (Liquidity Facility Wells Fargo Bank NA) (a)(b)(c)	1,750	1,750
Chino Valley Unified School District Participating VRDN:
Series XF 09 22, 0.11% 9/8/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	2,000	2,000
Series XF 09 72, 0.09% 9/8/20 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(c)	3,460	3,460
Series XM 08 36, 0.09% 9/8/20 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(c)	6,685	6,685
Coast Cmnty. College District Participating VRDN:
Series Floaters G7, 0.1% 9/8/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	7,000	7,000
Series Floaters XM 06 89, 0.09% 9/8/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	5,705	5,705
Del Mar Union School District Spl. Tax Participating VRDN Series XG 02 59, 0.13% 9/8/20 (Liquidity Facility Bank of America NA) (a)(b)(c)(d)	1,900	1,900
Dignity Health Participating VRDN:
Series 17 04, 0.21% 10/13/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	84,580	84,580
Series DBE 80 11, 0.31% 9/8/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(c)	62,900	62,900
East Bay Muni. Util. District Wastewtr. Sys. Rev. Participating VRDN:
Series EGL1310, 0.08% 9/8/20 (Liquidity Facility Citibank NA) (a)(b)(c)	21,700	21,700
Series Floaters ZM 05 98, 0.12% 9/8/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	2,500	2,500
Series Floaters ZM 06 03, 0.1% 9/8/20 (Liquidity Facility Citibank NA) (a)(b)(c)	3,500	3,500
Eastern Muni. Wtr. District Fing. Auth. Participating VRDN:
Series Floaters XF 24 48, 0.09% 9/8/20 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(c)	2,400	2,400
Series Floaters ZF 27 08, 0.12% 9/8/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	9,055	9,055
El Camino Hosp. Participating VRDN Series 2017 XF 2415, 0.09% 9/8/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	9,150	9,150
Elk Grove Unified School District Participating VRDN Series Floaters XG 01 27, 0.1% 9/8/20 (Liquidity Facility Bank of America NA) (a)(b)(c)	2,100	2,100
Escondido Participating VRDN Series Floaters G 77, 0.1% 9/8/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	3,775	3,775
Fillmore Calif Wastewtr. Rev. Participating VRDN Series Floaters XF 24 70, 0.09% 9/8/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	5,535	5,535
Folsom-Cordova Unified School District Participating VRDN:
Series XF 25 64, 0.08% 9/8/20 (Liquidity Facility Citibank NA) (a)(b)(c)	3,750	3,750
Series XM 07 44, 0.13% 9/8/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	8,000	8,000
Foothill-De Anza Cmnty. College District Participating VRDN:
Series MS 3288, 0.12% 9/8/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	1,725	1,725
Series ROC II R 14066, 0.08% 9/8/20 (Liquidity Facility Citibank NA) (a)(b)(c)	3,500	3,500
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev. Participating VRDN Series Floaters XG 02 43, 0.13% 9/8/20 (Liquidity Facility Bank of America NA) (a)(b)(c)	1,110	1,110
Fresno Joint Pwr. Fing. Auth. Leasing Rev. Participating VRDN Series Floaters ZF 10 59, 0.11% 9/8/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	2,300	2,300
Fresno Unified School District Participating VRDN Series Floaters 05 75, 0.24% 9/8/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	2,150	2,150
Garvey School District Participating VRDN Series Floaters XF 26 60, 0.24% 9/8/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	4,270	4,270
Grossmont-Cuyamaca Cmnty. College District Participating VRDN Series Floaters XG 01 88, 0.13% 9/8/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	2,000	2,000
Hartnell Cmnty. College District Participating VRDN Series Floaters XF 05 87, 0.09% 9/8/20 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(c)	500	500
Hayward Area Recreation and Park District Participating VRDN Series Floaters XF 24 68, 0.12% 9/8/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	5,000	5,000
Independent Cities Calif Fin. A Participating VRDN Series XL 01 12, 0.09% 9/8/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	2,100	2,100
Irvine Ranch Wtr. District Ctfs. of Prtn. Participating VRDN Series Floaters ZM 06 35, 0.11% 9/8/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	3,225	3,225
Long Beach Hbr. Rev. Participating VRDN Series XM 08 65, 0.09% 9/8/20 (Liquidity Facility Bank of America NA) (a)(b)(c)	2,650	2,650
Long Beach Unified School District Participating VRDN Series 2017, 0.11% 9/8/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	25,720	25,720
Los Angeles Cmnty. College District Participating VRDN Series Floaters XF 27 74, 0.12% 9/8/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	3,750	3,750
Los Angeles Cnty. Metropolitan Trans. Auth. Bonds Series RBC E67, 0.1%, tender 9/8/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	13,765	13,765
Los Angeles County Facilities, Inc. Participating VRDN Series XM 07 50, 0.14% 9/8/20 (Liquidity Facility Bank of America NA) (a)(b)(c)	5,300	5,300
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Participating VRDN Series ZM 07 73, 0.11% 9/8/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	5,600	5,600
Los Angeles County Pub. Works Fing. Auth. Lease Rev. Participating VRDN Series ZF 01 84, 0.13% 9/8/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	2,400	2,400
Los Angeles Dept. of Wtr. & Pwr. Rev. Participating VRDN:
Series Floaters XF 07 32, 0.09% 9/8/20 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(c)	4,600	4,600
Series Floaters XF 25 62, 0.08% 9/8/20 (Liquidity Facility Citibank NA) (a)(b)(c)	3,665	3,665
Series Floaters XL 00 96, 0.09% 9/8/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	3,000	3,000
Series Floaters XM 03 79, 0.11% 9/8/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	11,000	11,000
Series MS 3345, 0.12% 9/8/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	9,235	9,235
Series YX 11 43, 0.09% 9/8/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	6,400	6,400
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Participating VRDN:
Series Floaters XG 01 21, 0.09% 9/8/20 (Liquidity Facility Bank of America NA) (a)(b)(c)	3,000	3,000
Series Floaters ZM 04 68, 0.09% 9/8/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	7,415	7,415
Series MS 3397, 0.12% 9/8/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	10,600	10,600
Series ROC 14087, 0.1% 9/8/20 (Liquidity Facility Citibank NA) (a)(b)(c)	20,575	20,575
Los Angeles Hbr. Dept. Rev. Participating VRDN Series Floaters XF 07 61, 0.11% 9/8/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	1,875	1,875
Los Angeles Unified School District Participating VRDN:
Series Floaters XF 25 75, 0.08% 9/8/20 (Liquidity Facility Citibank NA) (a)(b)(c)	13,470	13,470
Series Floaters YX 10 87, 0.09% 9/8/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	3,750	3,750
Series Floaters ZM 05 91, 0.11% 9/8/20 (Liquidity Facility Bank of America NA) (a)(b)(c)	4,800	4,800
Series Floaters ZM 05 92, 0.11% 9/8/20 (Liquidity Facility Bank of America NA) (a)(b)(c)	2,400	2,400
Series Floaters ZM 06 01, 0.11% 9/8/20 (Liquidity Facility Bank of America NA) (a)(b)(c)	3,145	3,145
Series YX 11 35, 0.09% 9/8/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	10,295	10,295
Los Angeles Wastewtr. Sys. Rev.:
Bonds Series Floaters G 26, 0.24%, tender 12/1/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	5,000	5,000
Participating VRDN:
Series 15 ZF0243, 0.11% 9/8/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	5,430	5,430
Series 2015 ZF 0242, 0.11% 9/8/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	2,100	2,100
Series ROC II R 14059, 0.08% 9/8/20 (Liquidity Facility Citibank NA) (a)(b)(c)	6,000	6,000
Lucia Mar Unified School District Participating VRDN Series 2017, 0.09% 9/8/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	6,400	6,400
Lucile Salter Packard Children's Hosp. Participating VRDN Series Floaters XG 01 48, 0.12% 9/8/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	4,338	4,338
Marin Pub. Fing. Auth. Rev. Sausalito-Marin San. District Participating VRDN Series 2017 XF 2436, 0.12% 9/8/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	6,315	6,315
Mount San Antonio Cmnty. College Participating VRDN Series Floaters XF 07 53, 0.09% 9/8/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	4,000	4,000
Norwalk-Mirada Unified School District Participating VRDN Series XM 08 10, 0.13% 9/8/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	2,500	2,500
Oakland Gen. Oblig. Participating VRDN Series RBC G 61, 0.1% 9/8/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	4,650	4,650
Ohlone Cmnty. College District Participating VRDN Series Floaters XM 07 39, 0.08% 9/8/20 (Liquidity Facility Citibank NA) (a)(b)(c)	23,625	23,625
Oxnard School District Participating VRDN Series Floaters G8, 0.1% 9/8/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	3,000	3,000
Palmdale School District Participating VRDN Series Floaters XF 24 43, 0.11% 9/8/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	4,625	4,625
Palomar Cmnty. College District Participating VRDN Series Floaters XF 25 65, 0.08% 9/8/20 (Liquidity Facility Citibank NA) (a)(b)(c)	5,765	5,765
Pub. Utils. Commission San Francisco City & County Wastewtr. Rev. Participating VRDN:
Series Floaters XF 07 27, 0.09% 9/8/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	3,000	3,000
Series Floaters ZF 27 44, 0.12% 9/8/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	6,905	6,905
Rancho Wtr. District Fing. Auth. Rev. Participating VRDN Series Floaters XF 27 52, 0.11% 9/8/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	6,200	6,200
Riverside County Trans. Commission Sales Tax Rev. Participating VRDN Series Floaters XF 22 97, 0.08% 9/8/20 (Liquidity Facility Citibank NA) (a)(b)(c)	1,775	1,775
Sacramento Area Flood Cont. Agcy.:
Bonds Series G 118, 0.24%, tender 10/1/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(e)	2,290	2,290
Participating VRDN:
Series Floaters XM 04 55, 0.12% 9/8/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	1,100	1,100
Series Floaters ZM 04 57, 0.11% 9/8/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	6,330	6,330
Series Floaters ZM 04 58, 0.11% 9/8/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	10,845	10,845
Sacramento City Fing. Auth. Rev. Participating VRDN Series Floaters XG 01 00, 0.24% 9/8/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(c)	1,900	1,900
San Bernardino Cmnty. College District Participating VRDN Series G 78, 0.1% 9/8/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	2,000	2,000
San Diego Cmnty. College District Participating VRDN Series XM 02 90, 0.09% 9/8/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	5,700	5,700
San Diego Unified School District Participating VRDN:
Series Floaters XF 07 00, 0.09% 9/8/20 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(c)	4,000	4,000
Series Floaters XF 07 55, 0.11% 9/8/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	6,700	6,700
Series Floaters ZF 27 09, 0.12% 9/8/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	2,500	2,500
San Francisco Bay Area Rapid Transit District Sales Tax Rev. Participating VRDN Series ROC II R 14035, 0.08% 9/8/20 (Liquidity Facility Citibank NA) (a)(b)(c)	5,000	5,000
San Francisco Bay Area Rapid Transit Fing. Auth. Participating VRDN:
Series Floaters XF 24 49 0.08% 9/8/20 (Liquidity Facility Citibank NA) (a)(b)(c)	2,500	2,500
Series floaters XX 10 51, 0.09% 9/8/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	3,330	3,330
Series ZM 06 43, 0.11% 9/8/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	2,655	2,655
San Francisco City & County Gen. Oblig. Participating VRDN Series EGL 17 0008, 0.08% 9/8/20 (Liquidity Facility Citibank NA) (a)(b)(c)	6,005	6,005
San Francisco Pub. Utils. Commission Wtr. Rev. Participating VRDN Series Floaters XF 06 07, 0.09% 9/8/20 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(c)	4,330	4,330
San Jose Unified School District Santa Clara County Participating VRDN Series Floaters XF 25 34, 0.09% 9/8/20 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(c)	2,740	2,740
San Mateo Unified School District Participating VRDN Series XF 09 25, 0.11% 9/8/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	3,000	3,000
Sanger Unified School District Participating VRDN Series Floaters XF 24 63, 0.12% 9/8/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	15,105	15,105
Santa Clara County Gen. Oblig. Participating VRDN Series Floaters XF 06 46, 0.09% 9/8/20 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(c)	2,985	2,985
Santa Clara Unified School District Participating VRDN Series Floaters XG 02 33, 0.13% 9/8/20 (Liquidity Facility Bank of America NA) (a)(b)(c)	3,330	3,330
Santa Monica Cmnty. College District Gen. Oblig. Participating VRDN:
Series 15 XF2169, 0.08% 9/8/20 (Liquidity Facility Citibank NA) (a)(b)(c)	4,800	4,800
Series Floaters ZF 06 30, 0.09% 9/8/20 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(c)	5,000	5,000
Selma Calif Unified School District Participating VRDN Series XG 02 80, 0.13% 9/8/20 (Liquidity Facility Bank of America NA) (a)(b)(c)	3,960	3,960
Solano Cmnty. College District Participating VRDN Series Floaters XF 24 59, 0.12% 9/8/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	3,145	3,145
Sonoma County Jr. College District Rev. Participating VRDN Series Floaters G6, 0.1% 9/8/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	7,700	7,700
Southwestern Cmnty. College District Gen. Oblig. Participating VRDN:
Series Floaters G 92, 0.1% 9/8/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	3,250	3,250
Series Floaters XF 07 81, 0.11% 9/8/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	3,198	3,198
Series Floaters XF 27 26, 0.12% 9/8/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	3,250	3,250
Tender Opt Bd Trust Rcpts / Ctfs. Participating VRDN Series XM 08 48, 0.09% 9/8/20 (Liquidity Facility Bank of America NA) (a)(b)(c)	4,455	4,455
The Regents of the Univ. of California Gen. Rev. Participating VRDN Series Floaters XM 03 90, 0.11% 9/8/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	7,500	7,500
Trustees of the California State Univ. Participating VRDN Series ZM 00 90, 0.11% 9/8/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	3,580	3,580
Univ. Calif Revs. For Issu Participating VRDN Series XF 09 21, 0.1% 9/8/20 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(c)	2,220	2,220
Univ. of California Regents Med. Ctr. Pool Rev. Participating VRDN:
Series 2018 Floaters XX 10 92, 0.09% 9/8/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	2,225	2,225
Series Floaters YX 10 97, 0.09% 9/8/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	6,030	6,030
Univ. of California Revs. Participating VRDN:
Series 15 ZF0177, 0.11% 9/8/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	7,110	7,110
Series 15 ZF0178, 0.11% 9/8/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	2,500	2,500
Series 16 XL0001, 0.09% 9/8/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	15,375	15,375
Series 2015 ZF0186, 0.11% 9/8/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	2,500	2,500
Series 2015 ZF0187, 0.11% 9/8/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	4,605	4,605
Series Floaters XF 05 24, 0.1% 9/8/20 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(c)	9,075	9,075
Series Floaters XF 06 32, 0.09% 9/8/20 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(c)	5,200	5,200
Series Floaters XF 25 77, 0.12% 9/8/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	12,945	12,945
Series Floaters XM 04 34, 0.09% 9/8/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	7,500	7,500
Series Floaters XM 07 04, 0.09% 9/8/20 (Liquidity Facility Citibank NA) (a)(b)(c)	31,930	31,930
Series Floaters ZF 06 27, 0.09% 9/8/20 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(c)	2,500	2,500
Series Floaters ZF 06 28, 0.09% 9/8/20 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(c)	2,500	2,500
Series Floaters ZF 26 70, 0.12% 9/8/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	25,000	25,000
Series XF 27 45, 0.11% 9/8/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	8,800	8,800
Series ZF 01 88, 0.11% 9/8/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	5,105	5,105
Whittier Health Facilities Rev. Participating VRDN Series Floaters CTFS 030, 0.21% 10/13/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	20,875	20,875
Yosemite Cmnty. College District Participating VRDN:
Series Floaters XF 07 72, 0.11% 9/8/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	3,944	3,944
Series RBC G 50, 0.1% 9/8/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	3,300	3,300
		1,525,266
Colorado - 0.0%
Colorado Health Facilities Auth. Rev. Participating VRDN Series MIZ 90 22, 0.24% 9/8/20 (Liquidity Facility Mizuho Cap. Markets Llc) (a)(b)(c)	1,400	1,400
Connecticut - 0.2%
Connecticut Gen. Oblig. Participating VRDN Series Floaters 014, 0.24% 10/13/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	2,555	2,555
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Bonds Series Floaters G 110, 0.27%, tender 10/1/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(e)	2,100	2,100
Participating VRDN Series ROC II R 14073, 0.17% 9/8/20 (Liquidity Facility Citibank NA) (a)(b)(c)	700	700
		5,355
Florida - 0.5%
Fort Myers Util. Sys. Rev. Participating VRDN Series XF 08 13, 0.19% 9/8/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	700	700
Jacksonville Elec. Auth. Elec. Sys. Rev. Participating VRDN Series 2019, 0.39% 10/13/20 (Liquidity Facility Wells Fargo Bank NA) (a)(b)(c)	12,260	12,260
Palm Beach County Health Facilities Auth. Hosp. Rev. Participating VRDN Series XM 07 82, 0.19% 9/8/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	800	800
South Miami Health Facilities Auth. Hosp. Rev. Participating VRDN:
Series XF 25 23, 0.19% 9/8/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	800	800
Series XM 08 68, 0.19% 9/8/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	500	500
Tampa-Hillsborough Co. Ex Auth. Bonds Series G-113, 0.29%, tender 1/4/21 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(e)	400	400
		15,460
Illinois - 0.2%
Illinois Fin. Auth. Rev. Participating VRDN Series Floaters 017, 0.24% 10/13/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	5,270	5,270
Kentucky - 0.1%
CommonSpirit Health Participating VRDN Series MIZ 90 21, 0.24% 9/8/20 (Liquidity Facility Mizuho Cap. Markets Llc) (a)(b)(c)	1,170	1,170
Kentucky State Property & Buildings Commission Rev. Bonds Series G 116, 0.29%, tender 11/2/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(e)	900	900
		2,070
Massachusetts - 0.2%
Massachusetts Gen. Oblig. Bonds:
Series Clipper 09 67, 0.27%, tender 1/14/21 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(c)(e)	2,900	2,900
Series Clipper 09 69, 0.27%, tender 1/21/21 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(c)(e)	1,600	1,600
Massachusetts Spl. Oblig. Dedicated Tax Rev. Bonds Series Floaters G 29, 0.27%, tender 1/4/21 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(e)	1,600	1,600
		6,100
New Jersey - 0.1%
Clipper Tax-Exempt Trust Bonds Series Clipper 06 12, 0.26%, tender 9/24/20 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(c)(e)	4,400	4,400
Ohio - 0.1%
Cuyahoga County Ctfs. of Prtn. Participating VRDN Series Floaters XG 02 06, 0.21% 9/8/20 (Liquidity Facility Bank of America NA) (a)(b)(c)	400	400
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 0.24% 10/13/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	1,090	1,090
Ohio Hosp. Rev. Participating VRDN Series 002, 0.24% 10/13/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	2,700	2,700
		4,190
Pennsylvania - 0.1%
Geisinger Auth. Health Sys. Rev. Participating VRDN Series Floaters YX 10 49, 0.17% 9/8/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	1,595	1,595
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series 2016 E75, 0.26%, tender 12/1/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(e)	1,500	1,500
Pennsylvania Tpk. Commission Tpk. Rev.:
Bonds Series Floaters G 43, 0.29%, tender 12/1/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(e)	800	800
Participating VRDN Series DBE 8032, 0.34% 9/8/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(c)	700	700
		4,595
South Carolina - 0.1%
South Carolina Jobs-Econ. Dev. Auth. Hosp. Impt. Rev. Participating VRDN Series XF 28 83, 0.19% 9/8/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	1,600	1,600
South Carolina Trans. Infrastructure Bank Rev. Bonds Series Floaters G 109, 0.29%, tender 10/1/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(e)	600	600
		2,200
Texas - 0.1%
Alamo Cmnty. College District Rev. Bonds Series G-111, 0.29%, tender 11/2/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(e)	1,700	1,700
North Ft. Bend Wtr. Auth. Participating VRDN Series XF 08 16, 0.19% 9/8/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	2,500	2,500
North Texas Tollway Auth. Rev. Bonds Series G-112, 0.29%, tender 1/4/21 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(e)	100	100
		4,300
Virginia - 0.4%
Lynchburg Econ. Dev. Participating VRDN Series 2020 10, 0.24% 10/13/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	7,800	7,800
Suffolk Econ. Dev. Auth. Hosp. Facilities Rev. Participating VRDN Series MIZ 90 25, 0.22% 9/8/20 (Liquidity Facility Mizuho Cap. Markets Llc) (a)(b)(c)	5,000	5,000
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds Series Floaters G 40, 0.29%, tender 2/2/21 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(e)	800	800
		13,600
TOTAL TENDER OPTION BOND
(Cost $1,594,206)		1,594,206

Other Municipal Security - 32.8%
California - 31.6%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds Series S2, 5% 10/1/20 (Pre-Refunded to 10/1/20 @ 100)	14,200	14,250
California Dept. of Wtr. Resources Bonds Series 2014, 5% 12/1/20	2,445	2,472
California Edl. Facilities Auth. Rev. Series 2020:
0.21% 3/2/21, CP	6,600	6,600
0.21% 3/3/21, CP	2,375	2,375
California Gen. Oblig.:
Bonds:
Series 2014, 5% 10/1/20	10,000	10,033
Series 2015, 5% 9/1/20	4,300	4,300
Series 2017, 5% 11/1/20	35,250	35,490
Series 2019:
3% 10/1/20	20,300	20,332
5% 11/1/20	965	971
5% 11/1/20	8,100	8,154
Series 2020:
2% 3/1/21	42,500	42,787
4% 3/1/21	2,350	2,389
Series 2011 A1:
0.2% 9/9/20, LOC Wells Fargo Bank NA, CP	16,700	16,700
0.2% 9/15/20, LOC Wells Fargo Bank NA, CP	4,695	4,695
0.2% 11/10/20, LOC Wells Fargo Bank NA, CP	16,200	16,200
0.23% 10/8/20, LOC Wells Fargo Bank NA, CP	16,570	16,570
Series 2011 A5:
0.17% 10/7/20, LOC U.S. Bank NA, Cincinnati, CP	7,600	7,600
0.22% 10/5/20, LOC U.S. Bank NA, Cincinnati, CP	1,550	1,550
Series 2020, 0.18% 10/15/20, LOC Royal Bank of Canada, CP	8,405	8,405
Series A4:
0.22% 10/8/20, LOC Toronto-Dominion Bank, CP	17,400	17,400
0.22% 10/15/20, LOC Toronto-Dominion Bank, CP	6,200	6,200
0.22% 10/15/20, LOC Toronto-Dominion Bank, CP	12,650	12,650
Series A8, 0.18% 9/8/20, LOC Bank of The West San Francisco, CP	18,490	18,490
California Health Facilities Fing. Auth. Rev. Bonds:
(Stanford Hosp. & Clinics Proj.) Series 2008 B2, 0.3%, tender 3/2/21 (a)	8,400	8,400
Series 2008 A, 5.15% 11/15/20 (Pre-Refunded to 11/15/20 @ 100)	25,010	25,225
Series 2008 B2, 0.24% tender 5/5/21, CP mode (a)	12,800	12,800
Series 2010 A:
5% 11/15/20 (Pre-Refunded to 11/15/20 @ 100)	20,000	20,166
5.75% 11/15/20 (Pre-Refunded to 11/15/20 @ 100)	35,600	36,005
Series 2010 B:
5% 11/15/20 (Pre-Refunded to 11/15/20 @ 100)	34,000	34,282
5% 11/15/20 (Pre-Refunded to 11/15/20 @ 100)	7,665	7,729
Series 2013 D, 5%, tender 10/15/20 (a)	5,990	6,019
Series 2016 B1, 1.25%, tender 10/1/20 (a)	8,670	8,676
California Infrastructure and Econ. Dev. Bank Rev. Bonds Series 2020 A2, SIFMA Municipal Swap Index - 0.050% 0.04%, tender 4/1/21 (a)(f)	18,000	18,000
California Pub. Works Board Lease Rev. Bonds:
(Various Cap. Proj.) Series 2019 C, 5% 11/1/20	1,395	1,404
Series E, 5% 10/1/20	3,800	3,813
California State Univ. Rev.:
Bonds Series 2020 A, 5% 11/1/20	5,955	5,996
Series A, 0.17% 11/4/20, LOC State Street Bank & Trust Co., Boston, LOC Wells Fargo Bank NA, CP	23,496	23,496
California Statewide Cmntys. Dev. Auth. Rev. Bonds (Cottage Health Sys. Obligated Group Proj.) Series 2010, 5.25% 11/1/20 (Pre-Refunded to 11/1/20 @ 100)	4,175	4,208
East Bay Muni. Util. District Wastewtr. Sys. Rev.:
Series A1:
0.15% 10/5/20 (Liquidity Facility Sumitomo Mitsui Banking Corp.), CP	6,600	6,600
0.16% 9/3/20 (Liquidity Facility Sumitomo Mitsui Banking Corp.), CP	4,270	4,270
0.16% 10/1/20 (Liquidity Facility Sumitomo Mitsui Banking Corp.), CP	7,900	7,900
0.16% 11/4/20 (Liquidity Facility Sumitomo Mitsui Banking Corp.), CP	6,900	6,900
0.18% 9/3/20 (Liquidity Facility Sumitomo Mitsui Banking Corp.), CP	9,600	9,600
0.18% 10/6/20 (Liquidity Facility Sumitomo Mitsui Banking Corp.), CP	13,700	13,700
0.2% 10/5/20 (Liquidity Facility Sumitomo Mitsui Banking Corp.), CP	8,375	8,375
Series A2:
0.16% 9/2/20 (Liquidity Facility Bank of America NA), CP	7,000	7,000
0.16% 9/3/20 (Liquidity Facility Bank of America NA), CP	14,200	14,200
0.16% 10/6/20 (Liquidity Facility Bank of America NA), CP	31,600	31,600
0.17% 9/3/20 (Liquidity Facility Bank of America NA), CP	31,100	31,100
0.17% 11/4/20 (Liquidity Facility Bank of America NA), CP	6,900	6,900
Fresno County Gen. Oblig. TRAN Series 2020, 5% 6/30/21	9,150	9,503
Imperial Irrigation District Elec. Rev. Bonds Series 2011 B:
5% 11/1/20 (Pre-Refunded to 11/1/20 @ 100)	4,000	4,027
5% 11/1/20 (Pre-Refunded to 11/1/20 @ 100)	10,975	11,053
Long Beach Hbr. Rev. Bonds Series 2018 A, 5% 12/15/20	5,085	5,145
Los Angeles County Cap. Asset Leasing Corp. Lease Rev.:
Series A, 0.28% 9/3/20, LOC Bank of The West San Francisco, CP	33,600	33,600
Series B:
0.17% 10/7/20, LOC U.S. Bank NA, Cincinnati, CP	4,800	4,800
0.25% 9/9/20, LOC U.S. Bank NA, Cincinnati, CP	13,000	13,000
0.25% 9/16/20, LOC U.S. Bank NA, Cincinnati, CP	23,700	23,700
Los Angeles County Gen. Oblig.:
Series C:
0.17% 10/8/20, LOC Wells Fargo Bank NA, CP	1,900	1,900
0.2% 9/16/20, LOC Wells Fargo Bank NA, CP	7,700	7,700
Series D:
0.17% 10/7/20, LOC State Street Bank & Trust Co., Boston, CP	6,700	6,700
0.17% 10/8/20, LOC State Street Bank & Trust Co., Boston, CP	7,100	7,100
TRAN Series A, 4% 6/30/21	20,000	20,614
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series ATE:
0.15% 10/1/20, LOC Barclays Bank PLC, CP	16,666	16,666
0.15% 10/7/20, LOC Barclays Bank PLC, CP	4,000	4,000
Los Angeles County Schools Pooled Fing. Prog. Ctfs. of Prtn. TRAN:
Series A1, 3% 2/1/21	2,800	2,833
Series A2, 3% 2/1/21	4,885	4,942
Los Angeles Gen. Oblig. TRAN Series 2020, 4% 6/24/21	34,300	35,325
Los Angeles Muni. Impt. Corp. Lease Rev. Series A2, 0.14% 9/3/20, LOC Bank of America NA, CP	2,800	2,800
San Diego County Reg'l. Trans. Commission Sales Tax Rev. Series B, 0.22% 9/1/20, LOC Bank of America NA, CP	9,284	9,284
San Diego Pub. Facilities Fing. Auth. Lease Rev. Series A:
0.15% 9/1/20, LOC Wells Fargo Bank NA, CP	6,516	6,516
0.75% 9/1/20, LOC Wells Fargo Bank NA, CP	8,127	8,127
San Francisco City & County Series A1, 0.23% 10/14/20, LOC Bank of America NA, CP	10,572	10,572
San Francisco City & County Pub. Util. Commission Wastewtr. Rev.:
Series A1:
0.17% 9/16/20, LOC Sumitomo Mitsui Banking Corp., CP	14,700	14,700
0.2% 9/17/20, LOC Bank of America NA, CP	5,300	5,300
Series A2:
0.17% 10/28/20, LOC Bank of America NA, CP	6,100	6,100
0.2% 9/3/20, LOC Sumitomo Mitsui Banking Corp., CP	33,600	33,600
Series A3, 0.2% 9/3/20, LOC Barclays Bank PLC, CP	33,600	33,600
San Joaquin County Trans. Auth. Sales Tax Rev. Bonds Series 2011 A, 6% 3/1/21 (Pre-Refunded to 3/1/21 @ 100)	900	926
San Jose Fin. Auth. Rev. Series 2020, 0.26% 9/24/20, LOC State Street Bank & Trust Co., Boston, CP	1,582	1,582
Santa Clara Valley Wtr. District Wtr. Util. Rev. Series 2012 A:
0.14% 9/16/20, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	7,000	7,000
0.15% 9/16/20, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	8,100	8,100
0.2% 9/16/20, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	11,320	11,320
Univ. of California Revs. Bonds Series 2016 AT, 1.4%, tender 5/15/21 (a)	2,260	2,267
		1,015,379
Georgia - 0.6%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds:
Series 2010 A1, SIFMA Municipal Swap Index + 0.100% 0.21%, tender 10/1/20 (Liquidity Facility Royal Bank of Canada) (a)(f)	7,300	7,300
Series 2010 A2, SIFMA Municipal Swap Index + 0.100% 0.21%, tender 10/1/20 (Liquidity Facility Royal Bank of Canada) (a)(f)	12,680	12,680
		19,980
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds Series 2001 A, 0.4% tender 9/3/20, CP mode	2,100	2,100
Massachusetts - 0.2%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds:
(New England Pwr. Co. Proj.) Series 1992, 0.15% tender 9/8/20, CP mode	2,600	2,600
Series 1992, 0.25% tender 9/1/20, CP mode	2,800	2,800
		5,400
Michigan - 0.0%
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2015 A, SIFMA Municipal Swap Index + 0.250% 0.34%, tender 3/29/21 (a)(f)	200	200
New Hampshire - 0.1%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds Series 1990 B, 0.4% tender 9/3/20, CP mode	4,300	4,300
New York And New Jersey - 0.1%
Port Auth. of New York & New Jersey Series B, 0.35% 10/28/20, CP	2,200	2,200
Texas - 0.1%
Texas Pub. Fin. Auth. Rev. Series 2016 B, 0.35% 10/29/20 (Liquidity Facility Texas Gen. Oblig.), CP	4,700	4,700
TOTAL OTHER MUNICIPAL SECURITY
(Cost $1,054,259)		1,054,259
	Shares (000s)	Value (000s)

Investment Company - 9.9%
Fidelity Tax-Free Cash Central Fund .07% (g)(h)
(Cost $317,871)	317,809	317,871
TOTAL INVESTMENT IN SECURITIES - 100.7%
(Cost $3,239,126)		3,239,126
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(21,656)
NET ASSETS - 100%		$3,217,470

Security Type Abbreviations

CP – COMMERCIAL PAPER

TRAN – TAX AND REVENUE ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Provides evidence of ownership in one or more underlying municipal bonds.

 (c) Coupon rates are determined by re-marketing agents based on current market conditions.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $11,525,000 or 0.4% of net assets.

 (e) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $21,690,000 or 0.7% of net assets.

 (f) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (g) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

 (h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost (000s)
Alamo Cmnty. College District Rev. Bonds Series G-111, 0.29%, tender 11/2/20 (Liquidity Facility Royal Bank of Canada)	6/6/19	$1,700
Clipper Tax-Exempt Trust Bonds Series Clipper 06 12, 0.26%, tender 9/3/20 (Liquidity Facility State Street Bank & Trust Co., Boston)	5/20/20	$4,400
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series Floaters G 110, 0.27%, tender 10/1/20 (Liquidity Facility Royal Bank of Canada)	5/16/19 - 4/16/20	$2,100
Kentucky State Property & Buildings Commission Rev. Bonds Series G 116, 0.29%, tender 11/2/20 (Liquidity Facility Royal Bank of Canada)	2/6/20	$900
Massachusetts Gen. Oblig. Bonds Series Clipper 09 67, 0.27%, tender 1/14/21 (Liquidity Facility State Street Bank & Trust Co., Boston)	8/12/20	$2,900
Massachusetts Gen. Oblig. Bonds Series Clipper 09 69, 0.27%, tender 1/21/21 (Liquidity Facility State Street Bank & Trust Co., Boston)	11/6/19 - 8/20/20	$1,600
Massachusetts Spl. Oblig. Dedicated Tax Rev. Bonds Series Floaters G 29, 0.27%, tender 1/4/21 (Liquidity Facility Royal Bank of Canada)	11/26/19 - 7/1/20	$1,600
North Texas Tollway Auth. Rev. Bonds Series G-112, 0.29%, tender 1/4/21 (Liquidity Facility Royal Bank of Canada)	7/1/20	$100
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series 2016 E75, 0.26%, tender 12/1/20 (Liquidity Facility Royal Bank of Canada)	6/3/20	$1,500
Pennsylvania Tpk. Commission Tpk. Rev. Bonds Series Floaters G 43, 0.29%, tender 12/1/20 (Liquidity Facility Royal Bank of Canada)	6/1/20	$800
Sacramento Area Flood Cont. Agcy. Bonds Series G 118, 0.24%, tender 10/1/20 (Liquidity Facility Royal Bank of Canada)	2/6/20	$2,290
South Carolina Trans. Infrastructure Bank Rev. Bonds Series Floaters G 109, 0.29%, tender 10/1/20 (Liquidity Facility Royal Bank of Canada)	5/16/19	$600
Tampa-Hillsborough Co. Ex Auth. Bonds Series G-113, 0.29%, tender 1/4/21 (Liquidity Facility Royal Bank of Canada)	11/6/19	$400
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds Series Floaters G 40, 0.29%, tender 2/2/21 (Liquidity Facility Royal Bank of Canada)	8/3/20	$800

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$265
Total	$265

Amounts in the income column in the above table exclude any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

The value, beginning of period, for the Fidelity Tax-Free Cash Central Fund was $175,111. Net realized gain (loss) and change in net unrealized appreciation (depreciation) was $6 and $0, respectively. Purchases and sales of the Fidelity Cash Central Fund were $934,441 and $791,687, respectively, during the period.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		August 31, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $2,921,255)	$2,921,255
Fidelity Central Funds (cost $317,871)	317,871
Total Investment in Securities (cost $3,239,126)		$3,239,126
Cash		2
Receivable for investments sold		1,001
Receivable for fund shares sold		2,072
Interest receivable		6,653
Distributions receivable from Fidelity Central Funds		19
Receivable from investment adviser for expense reductions		103
Other receivables		10
Total assets		3,248,986
Liabilities
Payable for investments purchased	$1,000
Payable for fund shares redeemed	29,850
Distributions payable	6
Accrued management fee	547
Other affiliated payables	113
Total liabilities		31,516
Net Assets		$3,217,470
Net Assets consist of:
Paid in capital		$3,217,129
Total accumulated earnings (loss)		341
Net Assets		$3,217,470
Net Asset Value and Maximum Offering Price
California AMT Tax-Free Money Market:
Net Asset Value, offering price and redemption price per share ($570,788 ÷ 570,569 shares)		$1.00
Institutional Class:
Net Asset Value, offering price and redemption price per share ($2,645,167 ÷ 2,644,124 shares)		$1.00
Service Class:
Net Asset Value, offering price and redemption price per share ($1,515 ÷ 1,513 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended August 31, 2020 (Unaudited)
Investment Income
Interest		$12,750
Income from Fidelity Central Funds		265
Total income		13,015
Expenses
Management fee	$3,680
Transfer agent fees	1,082
Distribution and service plan fees	3
Independent trustees' fees and expenses	6
Total expenses before reductions	4,771
Expense reductions	(851)
Total expenses after reductions		3,920
Net investment income (loss)		9,095
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	348
Fidelity Central Funds	6
Total net realized gain (loss)		354
Net increase in net assets resulting from operations		$9,449

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended August 31, 2020 (Unaudited)	Year ended February 29, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,095	$44,200
Net realized gain (loss)	354	184
Net increase in net assets resulting from operations	9,449	44,384
Distributions to shareholders	(9,137)	(44,330)
Share transactions - net increase (decrease)	(986,930)	740,817
Total increase (decrease) in net assets	(986,618)	740,871
Net Assets
Beginning of period	4,204,088	3,463,217
End of period	$3,217,470	$4,204,088

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity California AMT Tax-Free Money Market Fund

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2020	2020 A	2019	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.002	.011	.012	.006	.003	–B
Net realized and unrealized gain (loss)B	–	–	–	–	–	–
Total from investment operations	.002	.011	.012	.006	.003	–B
Distributions from net investment income	(.002)	(.011)	(.012)	(.006)	(.003)	–B
Distributions from net realized gainB	–	–	–	–	–	–
Total distributions	(.002)	(.011)	(.012)	(.006)	(.003)	–B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnC,D	.22%	1.06%	1.19%	.65%	.28%	.01%
Ratios to Average Net AssetsE,F
Expenses before reductions	.30%G	.30%	.30%	.30%	.30%	.30%
Expenses net of fee waivers, if any	.27%G	.30%	.30%	.30%	.29%	.06%
Expenses net of all reductions	.27%G	.30%	.30%	.30%	.29%	.06%
Net investment income (loss)	.43%G	1.04%	1.19%	.66%	.28%	.01%
Supplemental Data
Net assets, end of period (in millions)	$571	$675	$686	$465	$319	$283

 A For the year ended February 29.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity California AMT Tax-Free Money Market Fund Institutional Class

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2020	2020 A	2019	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.003	.012	.013	.007	.003	–B
Net realized and unrealized gain (loss)	–B	–B	–B	–B	.001	–B
Total from investment operations	.003	.012	.013	.007	.004	–B
Distributions from net investment income	(.003)	(.012)	(.013)	(.007)	(.003)	–B
Distributions from net realized gainB	–	–	–	–	–	–
Total distributions	(.003)	(.012)	(.013)	(.007)	(.004)C	–B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnD,E	.25%	1.16%	1.29%	.75%	.36%	.01%
Ratios to Average Net AssetsF,G
Expenses before reductions	.25%H	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.20%H	.20%	.20%	.20%	.20%	.06%
Expenses net of all reductions	.20%H	.20%	.20%	.20%	.20%	.06%
Net investment income (loss)	.50%H	1.14%	1.29%	.76%	.37%	.01%
Supplemental Data
Net assets, end of period (in millions)	$2,645	$3,527	$2,775	$1,719	$879	$405

 A For the year ended February 29.

 B Amount represents less than $.0005 per share.

 C Total distributions of $.004 per share is comprised of distributions from net investment income of $.0034 and distributions from net realized gain of $.0002 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity California AMT Tax-Free Money Market Fund Service Class

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2020	2020 A	2019	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.002	.009	.010	.005	.001	–B
Net realized and unrealized gain (loss)B	–	–	–	–	–	–
Total from investment operations	.002	.009	.010	.005	.001	–B
Distributions from net investment income	(.002)	(.009)	(.010)	(.005)	(.001)	–B
Distributions from net realized gainB	–	–	–	–	–	–
Total distributions	(.002)	(.009)	(.010)	(.005)	(.001)	–B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnC,D	.19%	.91%	1.04%	.49%	.14%	.01%
Ratios to Average Net AssetsE,F
Expenses before reductions	.50%G	.50%	.50%	.51%	.50%	.50%
Expenses net of fee waivers, if any	.33%G	.45%	.45%	.45%	.41%	.06%
Expenses net of all reductions	.33%G	.45%	.45%	.45%	.41%	.06%
Net investment income (loss)	.37%G	.89%	1.04%	.51%	.15%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$1,515	$2,601	$2,579	$2,833	$75	$78

 A For the year ended February 29.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2020
(Amounts in thousands except percentages)

1. Organization.

Fidelity California AMT Tax-Free Money Market Fund (the Fund) is a fund of Fidelity California Municipal Trust II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund offers California AMT Tax-Free Money Market, Institutional Class and Service Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Shares of the Fund are only available for purchase by retail shareholders. The Fund may be affected by economic and political developments in the state of California.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$–
Gross unrealized depreciation	–
Net unrealized appreciation (depreciation)	$–
Tax cost	$3,239,126

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

In addition, under the expense contract, the investment adviser pays class-level expenses for California AMT Tax-Free Money Market so that the total expenses do not exceed .35%, expressed as a percentage of class average net assets, with certain exceptions such as interest expense.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Service Class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Service Class	.25%	$3	$3

During the period, the investment adviser or its affiliates waived a portion of these fees.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives asset-based fees with respect to each account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Each class, with the exception of California AMT Tax-Free Money Market, pays a transfer agent fee equal to an annual rate of .05% of class-level average net assets. California AMT Tax-Free Money Market pays a transfer agent fee equal to an annual rate of .10% of class-level average net assets. For the period, transfer agent fees for each class were as follows:

Amount
California AMT Tax-Free Money Market	$320
Institutional Class	761
Service Class	1
$1,082

During the period, the investment adviser or its affiliates waived a portion of these fees.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

5. Expense Reductions.

The investment adviser contractually agreed to reimburse Institutional Class and Service Class to the extent annual operating expenses, expressed as a percentage of each class' average net assets, exceed .20% and .45%, respectively. Some expenses, for example the compensation of the independent Trustees and certain other expenses such as interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced Institutional Class and Service Class expenses by $739 and $1, respectively.

Additionally, the investment adviser or its affiliates voluntarily agreed to waive certain fees in order to avoid a negative yield. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver for each class was as follows:

California AMT Tax-Free Money Market	$85
Institutional Class	11
Service Class	1

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $14.

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2020	Year ended February 29, 2020
Distributions to shareholders
California AMT Tax-Free Money Market	$1,424	$7,710
Institutional Class	7,708	36,596
Service Class	5	24
Total	$9,137	$44,330

7. Share Transactions.

Share transactions for each class of shares at a $1.00 per share were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended August 31, 2020	Year ended February 29, 2020	Six months ended August 31, 2020	Year ended February 29, 2020
California AMT Tax-Free Money Market
Shares sold	329,573	699,394	$329,573	$699,394
Reinvestment of distributions	1,240	6,879	1,240	6,879
Shares redeemed	(434,710)	(717,456)	(434,710)	(717,456)
Net increase (decrease)	(103,897)	(11,183)	$(103,897)	$(11,183)
Institutional Class
Shares sold	2,048,521	4,082,951	$2,048,521	$4,082,951
Reinvestment of distributions	6,845	32,371	6,845	32,371
Shares redeemed	(2,937,312)	(3,363,345)	(2,937,312)	(3,363,345)
Net increase (decrease)	(881,946)	751,977	$(881,946)	$751,977
Service Class
Reinvestment of distributions	5	24	5	24
Shares redeemed	(1,092)	(1)	(1,092)	(1)
Net increase (decrease)	(1,087)	23	$(1,087)	$23

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

9. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

(Amounts in thousands except percentages)

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2020 to August 31, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2020	Ending Account Value August 31, 2020	Expenses Paid During Period-B March 1, 2020 to August 31, 2020
Fidelity California AMT Tax-Free Money Market Fund
California AMT Tax-Free Money Market	.27%
Actual		$1,000.00	$1,002.20	$1.36
Hypothetical-C		$1,000.00	$1,023.84	$1.38
Institutional Class	.20%
Actual		$1,000.00	$1,002.50	$1.01
Hypothetical-C		$1,000.00	$1,024.20	$1.02
Service Class	.33%
Actual		$1,000.00	$1,001.90	$1.67**
Hypothetical-C		$1,000.00	$1,023.54	$1.68**

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

** If certain fees were not voluntarily waived by the investment adviser or its affiliates during the period, the annualized expense ratio would have been .45% and the expenses paid in the actual and hypothetical examples above would have been $2.27 and $2.29, respectively.

SCM-SANN-1020
1.855636.113

Fidelity® California Municipal Money Market Fund

Semi-Annual Report

August 31, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification as of August 31, 2020

Days	% of fund's investments
1 - 7	12.0
8 - 30	65.2
31 - 60	12.0
61 - 90	4.5
91 - 180	1.1
> 180	5.2

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of August 31, 2020
Variable Rate Demand Notes (VRDNs)	20.9%
Tender Option Bond	46.5%
Other Municipal Security	26.7%
Investment Companies	5.8%
Net Other Assets (Liabilities)	0.1%

Current 7-Day Yields

8/31/20
Fidelity® California Municipal Money Market Fund	0.01%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending August 31, 2020, the most recent period shown in the table, would have been (0.30)%.

Schedule of Investments August 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 20.9%
	Principal Amount (000s)	Value (000s)
Alabama - 0.5%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.22% 9/8/20, VRDN (a)(b)	$7,161	$7,161
Arkansas - 0.5%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.):
Series 1998, 0.22% 9/8/20, VRDN (a)(b)	3,000	3,000
Series 2002, 0.23% 9/8/20, VRDN (a)(b)	4,500	4,500
		7,500
California - 17.5%
Alameda County Indl. Dev. Auth. Rev. (Edward L. Shimmon, Inc. Proj.) Series 1996 A, 0.17% 9/8/20, LOC BNP Paribas SA, VRDN (a)(b)	3,375	3,375
California Hsg. Fin. Agcy. Rev. Series 2005 A, 0.18% 9/8/20, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)(b)	3,525	3,525
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Recology, Inc. Proj.) Series 2018 A, 0.13% 9/8/20, LOC Wells Fargo Bank NA, VRDN (a)(b)(c)	73,875	73,867
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev.:
(Maple Square Apt. Proj.) Series AA, 0.12% 9/8/20, LOC Citibank NA, VRDN (a)(b)	4,655	4,655
(Terraces at Park Marino Proj.) Series I, 0.16% 9/8/20, LOC Bank of The West San Francisco, VRDN (a)(b)	4,470	4,470
(The Crossings at Elk Grove Apts.) Series H, 0.12% 9/8/20, LOC Citibank NA, VRDN (a)(b)	6,330	6,330
(Westgate Pasadena Apts. Proj.) Series 2013 B, 0.26% 9/8/20 (ERP Operating LP Guaranteed), VRDN (a)(b)	28,125	28,125
Los Angeles Multi-family Hsg. Rev. (Colonia Corona Apts. Proj.) Series 2004 D, 0.12% 9/8/20, LOC Citibank NA, VRDN (a)(b)	2,100	2,100
Sacramento Hsg. Auth. Multi-family Rev. (Phoenix Park II Apts. Proj.) 0.12% 9/8/20, LOC Citibank NA, VRDN (a)(b)	5,366	5,366
San Bernardino County Flood Cont. District Judgment Oblig. Series 2008, 0.13% 9/8/20, LOC Bank of America NA, VRDN (a)	7,450	7,450
San Diego Hsg. Auth. Multi-family Hsg. Rev. (Delta Village Apts. Proj.) Series A, 0.15% 9/8/20, LOC Citibank NA, VRDN (a)(b)	5,200	5,200
San Francisco City & County Redev. Agcy. Multi-family Hsg. Rev.:
(Antonia Manor Apts. Proj.) Series 2000 E, 0.19% 9/8/20, LOC Citibank NA, VRDN (a)(b)	300	300
(Mission Creek Cmnty. Proj.) Series B, 0.12% 9/8/20, LOC Citibank NA, VRDN (a)(b)	3,870	3,870
(Ocean Beach Apts. Proj.) Series B, 0.13% 9/8/20, LOC Citibank NA, VRDN (a)(b)	4,130	4,130
Series 2000 G, 0.13% 9/8/20, LOC Citibank NA, VRDN (a)(b)	6,340	6,340
San Jose Multi-family Hsg. Rev. (Betty Ann Gardens Apts. Proj.) Series 2002 A, 0.11% 9/8/20, LOC Citibank NA, VRDN (a)(b)	5,250	5,250
FHLMC San Jose Multi-family Hsg. Rev.:
(Trestles Apts. Proj.) Series 2004 A, 0.15% 9/8/20, LOC Freddie Mac, VRDN (a)(b)	7,025	7,025
(Turnleaf Apts. Proj.) Series 2003 A, 0.12% 9/8/20, LOC Freddie Mac, VRDN (a)(b)	14,690	14,690
FNMA:
ABAG Fin. Auth. for Nonprofit Corps. Multi-family Hsg. Rev. ( Terrazza Apts. Proj.) Series 2002 A, 0.15% 9/8/20, LOC Fannie Mae, VRDN (a)(b)	14,200	14,200
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. (Salvation Army S.F. Proj.) 0.16% 9/8/20, LOC Fannie Mae, VRDN (a)(b)	9,480	9,480
Emeryville Redev. Agcy. Multi-family Hsg. Rev. Series 2002 A, 0.13% 9/8/20, LOC Fannie Mae, VRDN (a)(b)	30,000	30,000
San Jose Multi-family Hsg. Rev. (Almaden Lake Village Apt. Assoc. Proj.) Series 1997 A, 0.11% 9/8/20, LOC Fannie Mae, VRDN (a)(b)	16,500	16,500
		256,248
Indiana - 0.0%
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.) Series H, 0.23% 9/8/20, VRDN (a)	130	130
Kansas - 0.7%
Cygne Poll. Cont. Rev. (Kansas Gas and Elec. Co. Proj.) Series 1994 B, 0.26% 9/8/20, VRDN (a)	4,740	4,740
Burlington Envir. Impt. Rev. (Kansas City Pwr. and Lt. Co. Proj.):
Series 2007 A, 0.27% 9/8/20, VRDN (a)	2,300	2,300
Series 2007 B, 0.27% 9/8/20, VRDN (a)	1,100	1,100
Wamego Kansas Poll. Cont. Rfdg. Rev.:
(Kansas Gas & Elec. Co. Proj.) Series 1994, 0.26% 9/8/20, VRDN (a)	500	500
(Western Resources, Inc. Proj.) Series 1994, 0.26% 9/8/20, VRDN (a)	1,700	1,700
		10,340
Nebraska - 0.0%
Stanton County Indl. Dev. Rev. Series 1998, 0.22% 9/8/20, VRDN (a)(b)	300	300
Pennsylvania - 0.1%
Delaware County Indl. Dev. Auth. Arpt. Facilities Rev. (United Parcel Svc. Proj.) Series 2015, 0.22% 9/1/20, VRDN (a)	1,700	1,700
Texas - 0.3%
Jewett Econ. Dev. Corp. Indl. Dev. Rev. (Nucor Corp. Proj.) 0.22% 9/8/20, VRDN (a)(b)	3,450	3,450
West Virginia - 1.3%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Amos Proj.) Series 2008 B, 0.21% 9/8/20, VRDN (a)(b)	7,500	7,500
(Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 0.2% 9/8/20, VRDN (a)(b)	11,600	11,600
		19,100
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $305,929)		305,929

Tender Option Bond - 46.5%
California - 45.5%
Allan-Hancock Joint Ccd Participating VRDN:
Series XF 07 69, 0.11% 9/8/20 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	1,200	1,200
Series XF 09 61, 0.11% 9/8/20 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	1,943	1,943
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN Series XF 10 44, 0.24% 9/8/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)(e)	5,700	5,700
California Edl. Facilities Auth. Rev. Participating VRDN:
Series MS 3346, 0.1% 9/8/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(e)	9,500	9,500
Series XF 24 00, 0.1% 9/8/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(e)	3,590	3,590
California Gen. Oblig. Participating VRDN:
Series 15 XF 1039, 0.08% 9/8/20 (Liquidity Facility Cr. Suisse AG) (a)(d)(e)	11,200	11,200
Series 15 XF2161, 0.12% 9/8/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(e)	1,220	1,220
Series 15 XF2171, 0.08% 9/8/20 (Liquidity Facility Citibank NA) (a)(d)(e)	4,640	4,640
Series Floaters G68, 0.1% 9/8/20 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	3,800	3,800
Series XF 09 40, 0.09% 9/8/20 (Liquidity Facility Toronto-Dominion Bank) (a)(d)(e)	2,200	2,200
California Health Facilities Fing. Auth. Rev. Participating VRDN:
Series 15 XF2119, 0.12% 9/8/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(e)	7,995	7,995
Series 2017 XF 2048, 0.19% 9/8/20 (Liquidity Facility Citibank NA) (a)(d)(e)	1,500	1,500
Series Floaters 013, 0.21% 10/13/20 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	27,485	27,485
Series Floaters XF 06 08, 0.09% 9/8/20 (Liquidity Facility Toronto-Dominion Bank) (a)(d)(e)	7,825	7,825
Series Floaters XF 06 22, 0.19% 9/8/20 (Liquidity Facility Toronto-Dominion Bank) (a)(d)(e)	2,490	2,490
Series Floaters XF 25 95, 0.19% 9/8/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(e)	3,800	3,800
Series Floaters XG 01 04, 0.21% 9/8/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(e)	500	500
Series Floaters ZM 05 02, 0.12% 9/8/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(e)	1,500	1,500
Series MS 3267, 0.12% 9/8/20 (Liquidity Facility Cr. Suisse AG) (a)(d)(e)	27,375	27,375
Series XF 28 67, 0.11% 9/8/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(e)	1,000	1,000
California Infrastructure and Econ. Dev. Bank Rev. Participating VRDN:
Series 18 ZM 05 88, 0.09% 9/8/20 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	3,300	3,300
Series Floaters XF 07 48, 0.11% 9/8/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)(e)	2,200	2,200
California Muni. Fin. Auth. Participating VRDN Series XF 28 63, 0.14% 9/8/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(e)	4,600	4,600
California Muni. Fin. Auth. Rev. Participating VRDN Series Floaters XG 02 30, 0.16% 9/8/20 (Liquidity Facility Bank of America NA) (a)(b)(d)(e)	3,740	3,740
California State Univ. Rev. Participating VRDN:
Series Floaters XF 24 41, 0.11% 9/8/20 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	4,845	4,845
Series Floaters ZF 06 73, 0.09% 9/8/20 (Liquidity Facility Bank of America NA) (a)(d)(e)	1,040	1,040
Central Union High School District Participating VRDN Series Floaters XF 07 59, 0.14% 9/8/20 (Liquidity Facility Toronto-Dominion Bank) (a)(d)(e)	2,320	2,320
Chaffey Unified High School District Participating VRDN Series Floaters ZM 05 85, 0.12% 9/8/20 (Liquidity Facility Wells Fargo Bank NA) (a)(d)(e)	2,000	2,000
Chino Valley Unified School District Participating VRDN Series XM 08 36, 0.09% 9/8/20 (Liquidity Facility Toronto-Dominion Bank) (a)(d)(e)	1,200	1,200
Coast Cmnty. College District Participating VRDN Series Floaters G7, 0.1% 9/8/20 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	3,000	3,000
Corona-Norco Unified School District Participating VRDN Series RBC G 64, 0.1% 9/8/20 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	2,500	2,500
Del Mar Union School District Spl. Tax Participating VRDN Series XG 02 59, 0.13% 9/8/20 (Liquidity Facility Bank of America NA) (a)(c)(d)(e)	760	760
Dignity Health Participating VRDN:
Series 17 04, 0.21% 10/13/20 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	54,130	54,130
Series DBE 80 11, 0.31% 9/8/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)(e)	23,700	23,700
Escondido Participating VRDN Series Floaters G 77, 0.1% 9/8/20 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	1,600	1,600
Foothill-De Anza Cmnty. College District Participating VRDN:
Series 15 ZF2116, 0.12% 9/8/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(e)	7,500	7,500
Series MS 3268 X, 0.12% 9/8/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(e)	5,000	5,000
Series MS 3288, 0.12% 9/8/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(e)	8,400	8,400
Fremont Union High School District, Santa Clara Participating VRDN Series Floaters XF 06 47, 0.09% 9/8/20 (Liquidity Facility Toronto-Dominion Bank) (a)(d)(e)	3,425	3,425
Fresno Joint Pwr. Fing. Auth. Leasing Rev. Participating VRDN Series Floaters ZF 10 59, 0.11% 9/8/20 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	700	700
Fresno Unified School District Participating VRDN Series Floaters 05 75, 0.24% 9/8/20 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	1,200	1,200
Grossmont Healthcare District Participating VRDN Series MS 3253, 0.12% 9/8/20 (Liquidity Facility Cr. Suisse AG) (a)(d)(e)	14,375	14,375
Hartnell Cmnty. College District Participating VRDN Series Floaters XF 05 87, 0.09% 9/8/20 (Liquidity Facility Toronto-Dominion Bank) (a)(d)(e)	750	750
Los Angeles County Facilities, Inc. Participating VRDN Series XM 07 50, 0.14% 9/8/20 (Liquidity Facility Bank of America NA) (a)(d)(e)	700	700
Los Angeles County Pub. Works Fing. Auth. Lease Rev. Participating VRDN Series ZF 01 84, 0.13% 9/8/20 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	4,645	4,645
Los Angeles Dept. Arpt. Rev. Participating VRDN:
Series 20 XM 09 02, 0.14% 9/8/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)(e)	2,665	2,665
Series Floaters XF 06 99, 0.14% 9/8/20 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(d)(e)	6,520	6,520
Series Floaters XF 27 24, 0.21% 9/8/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(d)(e)	20,275	20,275
Series Floaters XG 02 32, 0.21% 9/8/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(d)(e)	9,525	9,525
Series Floaters XX 10 28, 0.12% 9/8/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(d)(e)	9,865	9,865
Series Floaters ZM 01 17, 0.21% 9/8/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(d)(e)	7,645	7,645
Series Floaters ZM 05 95, 0.21% 9/8/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(d)(e)	2,500	2,500
Series XM 08 69, 0.14% 9/8/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)(e)	5,780	5,780
Series ZM 04 73, 0.16% 9/8/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(d)(e)	305	305
Series ZM 04 87, 0.16% 9/8/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(d)(e)	1,465	1,465
Los Angeles Dept. of Wtr. & Pwr. Rev. Participating VRDN:
Series MS 3345, 0.12% 9/8/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(e)	16,875	16,875
Series XM 08 37, 0.11% 9/8/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(e)	2,000	2,000
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Participating VRDN:
Series DB 8028, 0.24% 9/8/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)(e)	1,800	1,800
Series MS 3397, 0.12% 9/8/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(e)	11,270	11,270
Series MS 3403, 0.12% 9/8/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(e)	6,975	6,975
Los Angeles Hbr. Dept. Rev. Participating VRDN Series 15 ZF0158, 0.14% 9/8/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)(e)	5,280	5,280
Los Angeles Unified School District Participating VRDN:
Series Floaters XM 07 03, 0.11% 9/8/20 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	2,890	2,890
Series Floaters ZM 05 91, 0.11% 9/8/20 (Liquidity Facility Bank of America NA) (a)(d)(e)	3,640	3,640
Series Floaters ZM 05 92, 0.11% 9/8/20 (Liquidity Facility Bank of America NA) (a)(d)(e)	1,325	1,325
Oakland Gen. Oblig. Participating VRDN Series RBC G 61, 0.1% 9/8/20 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	2,000	2,000
Palmdale School District Participating VRDN Series Floaters XF 24 43, 0.11% 9/8/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(e)	2,500	2,500
Riverside County Trans. Commission Sales Tax Rev. Participating VRDN Series Floaters XF 22 97, 0.08% 9/8/20 (Liquidity Facility Citibank NA) (a)(d)(e)	3,250	3,250
Sacramento Area Flood Cont. Agcy. Participating VRDN Series Floaters XM 04 55, 0.12% 9/8/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(e)	3,900	3,900
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Participating VRDN Series XF 28 50, 0.14% 9/8/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)(d)(e)	1,400	1,400
San Diego Unified School District Participating VRDN:
Series Floaters XF 07 55, 0.11% 9/8/20 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	3,540	3,540
Series MS 3330, 0.12% 9/8/20 (Liquidity Facility Cr. Suisse AG) (a)(d)(e)	5,940	5,940
Series RBC G 51, 0.1% 9/8/20 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	2,000	2,000
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Participating VRDN:
Series Floaters XF 07 12, 0.14% 9/8/20 (Liquidity Facility Bank of America NA) (a)(b)(d)(e)	103,005	103,006
Series Floaters XF 07 54, 0.14% 9/8/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)(e)	7,880	7,880
Series Floaters XL 01 01, 0.14% 9/8/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)(e)	36,785	36,785
Series Floaters XM 07 26, 0.14% 9/8/20 (Liquidity Facility Bank of America NA) (a)(b)(d)(e)	12,900	12,900
Series XF 28 76, 0.14% 9/8/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(d)(e)	9,200	9,200
San Jose Int. Arpt. Rev. Participating VRDN Series 2017, 0.14% 9/8/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(d)(e)	19,200	19,200
San Mateo Unified School District Participating VRDN Series XF 09 25, 0.11% 9/8/20 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	1,358	1,358
Santa Clara Unified School District Participating VRDN Series Floaters XG 02 33, 0.13% 9/8/20 (Liquidity Facility Bank of America NA) (a)(d)(e)	670	670
Sonoma County Jr. College District Rev. Participating VRDN Series Floaters G6, 0.1% 9/8/20 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	3,300	3,300
Tender Opt Bd Trust Rcpts / Ctfs. Participating VRDN Series YX 11 31, 0.14% 9/8/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(d)(e)	5,380	5,380
Univ. Calif Revs. For Issu Participating VRDN Series XF 09 21, 0.1% 9/8/20 (Liquidity Facility Toronto-Dominion Bank) (a)(d)(e)	2,225	2,225
Univ. of California Revs. Participating VRDN:
Series Floaters XF 06 32, 0.09% 9/8/20 (Liquidity Facility Toronto-Dominion Bank) (a)(d)(e)	4,935	4,935
Series Floaters XM 07 04, 0.09% 9/8/20 (Liquidity Facility Citibank NA) (a)(d)(e)	4,000	4,000
Series Floaters XM 07 33, 0.1% 9/8/20 (Liquidity Facility Citibank NA) (a)(c)(d)(e)	5,000	5,000
Series Floaters ZF 06 29, 0.09% 9/8/20 (Liquidity Facility Toronto-Dominion Bank) (a)(d)(e)	5,000	5,000
Series Floaters ZM 06 60, 0.09% 9/8/20 (Liquidity Facility Bank of America NA) (a)(d)(e)	3,000	3,000
Series MS 3396, 0.12% 9/8/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(e)	8,805	8,805
Series XF 27 45, 0.11% 9/8/20 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	4,100	4,100
Yosemite Cmnty. College District Participating VRDN Series Floaters XF 07 72, 0.11% 9/8/20 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	1,410	1,410
		665,377
Connecticut - 0.0%
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series Floaters G 110, 0.27%, tender 10/1/20 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)(f)	200	200
Florida - 0.4%
Jacksonville Elec. Auth. Elec. Sys. Rev. Participating VRDN Series 2019, 0.39% 10/13/20 (Liquidity Facility Wells Fargo Bank NA) (a)(d)(e)	5,400	5,400
Illinois - 0.0%
Illinois Fin. Auth. Rev. Participating VRDN Series Floaters 017, 0.24% 10/13/20 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	280	280
Massachusetts - 0.2%
Massachusetts Gen. Oblig. Bonds:
Series Clipper 09 67, 0.27%, tender 1/14/21 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)(e)(f)	1,300	1,300
Series Clipper 09 69, 0.27%, tender 1/21/21 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)(e)(f)	600	600
Massachusetts Spl. Oblig. Dedicated Tax Rev. Bonds Series Floaters G 29, 0.27%, tender 1/4/21 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)(f)	500	500
		2,400
New Jersey - 0.1%
Clipper Tax-Exempt Trust Bonds Series Clipper 06 12, 0.26%, tender 9/24/20 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)(e)(f)	1,800	1,800
Ohio - 0.1%
Ohio Hosp. Rev. Participating VRDN Series 002, 0.24% 10/13/20 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	1,100	1,100
Pennsylvania - 0.1%
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series 2016 E75, 0.26%, tender 12/1/20 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)(f)	600	600
Texas - 0.0%
North Texas Tollway Auth. Rev. Bonds Series G-112, 0.29%, tender 1/4/21 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)(f)	100	100
Virginia - 0.1%
Suffolk Econ. Dev. Auth. Hosp. Facilities Rev. Participating VRDN Series MIZ 90 25, 0.22% 9/8/20 (Liquidity Facility Mizuho Cap. Markets Llc) (a)(d)(e)	1,500	1,500
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds Series Floaters G 40, 0.29%, tender 2/2/21 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)(f)	400	400
		1,900
TOTAL TENDER OPTION BOND
(Cost $679,157)		679,157

Other Municipal Security - 26.7%
California - 26.1%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds Series S2, 5% 10/1/20 (Pre-Refunded to 10/1/20 @ 100)	350	351
California Dept. of Wtr. Resources Bonds Series BA, 5% 12/1/20	780	788
California Edl. Facilities Auth. Rev. Series 2020, 0.21% 3/2/21, CP	2,900	2,900
California Gen. Oblig.:
Bonds:
Series 2015, 5% 9/1/20	1,350	1,350
Series 2017, 5% 11/1/20	16,900	17,015
Series 2020, 2% 3/1/21	16,200	16,309
Series 2011 A1:
0.2% 9/9/20, LOC Wells Fargo Bank NA, CP	6,785	6,785
0.2% 9/15/20, LOC Wells Fargo Bank NA, CP	2,100	2,100
0.2% 11/10/20, LOC Wells Fargo Bank NA, CP	7,300	7,300
0.23% 10/8/20, LOC Wells Fargo Bank NA, CP	7,200	7,200
Series 2011 A5:
0.17% 10/7/20, LOC U.S. Bank NA, Cincinnati, CP	3,400	3,400
0.22% 10/5/20, LOC U.S. Bank NA, Cincinnati, CP	700	700
Series 2020, 0.18% 10/15/20, LOC Royal Bank of Canada, CP	3,800	3,800
Series A4:
0.22% 10/8/20, LOC Toronto-Dominion Bank, CP	7,600	7,600
0.22% 10/15/20, LOC Toronto-Dominion Bank, CP	2,790	2,790
0.22% 10/15/20, LOC Toronto-Dominion Bank, CP	5,700	5,700
Series A8, 0.18% 9/8/20, LOC Bank of The West San Francisco, CP	8,300	8,300
California Health Facilities Fing. Auth. Rev. Bonds:
(Stanford Hosp. & Clinics Proj.) Series 2008 B2, 0.3%, tender 3/2/21 (a)	3,600	3,600
Series 2008 B2, 0.24% tender 5/5/21, CP mode (a)	5,725	5,725
Series 2010 A:
5% 11/15/20 (Pre-Refunded to 11/15/20 @ 100)	220	222
5.75% 11/15/20 (Pre-Refunded to 11/15/20 @ 100)	14,400	14,564
Series 2013 D, 5%, tender 10/15/20 (a)	725	728
Series 2016 B1, 1.25%, tender 10/1/20 (a)	3,000	3,003
California Pub. Works Board Lease Rev. Bonds Series E, 5% 10/1/20	1,855	1,861
California State Univ. Rev.:
Bonds Series 2020 A, 5% 11/1/20	2,900	2,920
Series A, 0.17% 11/4/20, LOC State Street Bank & Trust Co., Boston, LOC Wells Fargo Bank NA, CP	10,500	10,500
California Statewide Cmntys. Dev. Auth. Rev. Bonds (Cottage Health Sys. Obligated Group Proj.) Series 2010, 5.25% 11/1/20 (Pre-Refunded to 11/1/20 @ 100)	1,900	1,915
East Bay Muni. Util. District Wastewtr. Sys. Rev.:
Series A1:
0.15% 10/5/20 (Liquidity Facility Sumitomo Mitsui Banking Corp.), CP	2,960	2,960
0.16% 9/3/20 (Liquidity Facility Sumitomo Mitsui Banking Corp.), CP	1,700	1,700
0.16% 10/1/20 (Liquidity Facility Sumitomo Mitsui Banking Corp.), CP	3,535	3,535
0.16% 11/4/20 (Liquidity Facility Sumitomo Mitsui Banking Corp.), CP	3,100	3,100
0.18% 9/3/20 (Liquidity Facility Sumitomo Mitsui Banking Corp.), CP	4,065	4,065
0.18% 10/6/20 (Liquidity Facility Sumitomo Mitsui Banking Corp.), CP	6,100	6,100
0.2% 10/5/20 (Liquidity Facility Sumitomo Mitsui Banking Corp.), CP	3,500	3,500
Series A2:
0.16% 9/2/20 (Liquidity Facility Bank of America NA), CP	3,000	3,000
0.16% 9/3/20 (Liquidity Facility Bank of America NA), CP	5,800	5,800
0.16% 10/6/20 (Liquidity Facility Bank of America NA), CP	14,200	14,200
0.17% 9/3/20 (Liquidity Facility Bank of America NA), CP	13,100	13,100
0.17% 11/4/20 (Liquidity Facility Bank of America NA), CP	3,100	3,100
Fresno County Gen. Oblig. TRAN Series 2020, 5% 6/30/21	9,150	9,503
Imperial Irrigation District Elec. Rev. Bonds Series 2011 B, 5% 11/1/20 (Pre-Refunded to 11/1/20 @ 100)	5,000	5,036
Long Beach Hbr. Rev. Bonds Series 2018 A, 5% 12/15/20	3,450	3,486
Los Angeles County Cap. Asset Leasing Corp. Lease Rev.:
Series A, 0.28% 9/3/20, LOC Bank of The West San Francisco, CP	15,000	15,000
Series B:
0.17% 10/7/20, LOC U.S. Bank NA, Cincinnati, CP	2,100	2,100
0.25% 9/9/20, LOC U.S. Bank NA, Cincinnati, CP	5,700	5,700
0.25% 9/16/20, LOC U.S. Bank NA, Cincinnati, CP	10,600	10,600
Los Angeles County Gen. Oblig.:
Series C:
0.17% 10/8/20, LOC Wells Fargo Bank NA, CP	4,100	4,100
0.2% 9/16/20, LOC Wells Fargo Bank NA, CP	3,250	3,250
Series D, 0.17% 10/7/20, LOC State Street Bank & Trust Co., Boston, CP	3,000	3,000
TRAN Series A, 4% 6/30/21	20,350	20,974
Los Angeles County Schools Pooled Fing. Prog. Ctfs. of Prtn. TRAN:
Series A1, 3% 2/1/21	1,200	1,214
Series A2, 3% 2/1/21	2,200	2,226
Los Angeles Gen. Oblig. TRAN Series 2020, 4% 6/24/21	14,700	15,139
Los Angeles Muni. Impt. Corp. Lease Rev.:
Series A2, 0.14% 9/3/20, LOC Bank of America NA, CP	1,200	1,200
Series A3, 0.19% 2/11/21, LOC U.S. Bank NA, Cincinnati, CP	4,500	4,500
San Diego County Reg'l. Trans. Commission Sales Tax Rev. Series B, 0.24% 10/15/20, LOC Bank of America NA, CP	3,800	3,800
San Diego Pub. Facilities Fing. Auth. Lease Rev. Series A:
0.15% 9/1/20, LOC Wells Fargo Bank NA, CP	2,900	2,900
0.75% 9/1/20, LOC Wells Fargo Bank NA, CP	3,200	3,200
San Francisco City & County Series A1, 0.23% 10/14/20, LOC Bank of America NA, CP	4,500	4,500
San Francisco City & County Pub. Util. Commission Wastewtr. Rev.:
Series A1:
0.17% 9/16/20, LOC Sumitomo Mitsui Banking Corp., CP	6,114	6,114
0.2% 9/17/20, LOC Bank of America NA, CP	2,200	2,200
Series A2:
0.17% 10/28/20, LOC Bank of America NA, CP	2,790	2,790
0.2% 9/3/20, LOC Sumitomo Mitsui Banking Corp., CP	15,000	15,000
Series A3, 0.2% 9/3/20, LOC Barclays Bank PLC, CP	15,000	15,000
San Jose Fin. Auth. Rev. Series 2020, 0.26% 9/24/20, LOC U.S. Bank NA, Cincinnati, CP	1,582	1,582
Santa Clara Valley Wtr. District Wtr. Util. Rev. Series 2012 A:
0.14% 9/16/20, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	3,155	3,155
0.15% 9/16/20, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	3,690	3,690
0.2% 9/16/20, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	4,900	4,900
Univ. of California Revs. Bonds Series 2016 AT, 1.4%, tender 5/15/21 (a)	1,695	1,700
		381,145
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds Series 2001 A, 0.4% tender 9/3/20, CP mode	1,100	1,100
Massachusetts - 0.3%
Massachusetts Dev. Fin. Agcy. Electrical Utils. Rev. Bonds Series 05, 0.18% tender 9/8/20 (Massachusetts Elec. Co. Guaranteed), CP mode (b)	3,300	3,300
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds:
(New England Pwr. Co. Proj.) Series 1992, 0.15% tender 9/8/20, CP mode	1,000	1,000
Series 1992, 0.25% tender 9/1/20, CP mode	900	900
		5,200
New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds:
Series 1990 B, 0.4% tender 9/3/20, CP mode	1,900	1,900
Series A1, 0.35% tender 9/3/20, CP mode (b)	1,500	1,500
		3,400
TOTAL OTHER MUNICIPAL SECURITY
(Cost $390,845)		390,845
	Shares (000s)	Value (000s)

Investment Company - 5.8%
Fidelity Municipal Cash Central Fund .09% (g)(h)
(Cost $84,761)	84,753	84,761
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $1,460,692)		1,460,692
NET OTHER ASSETS (LIABILITIES) - 0.1%		1,015
NET ASSETS - 100%		$1,461,707

Security Type Abbreviations

CP – COMMERCIAL PAPER

TRAN – TAX AND REVENUE ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $83,227,000 or 5.7% of net assets.

 (d) Provides evidence of ownership in one or more underlying municipal bonds.

 (e) Coupon rates are determined by re-marketing agents based on current market conditions.

 (f) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,500,000 or 0.4% of net assets.

 (g) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost (000s)
Clipper Tax-Exempt Trust Bonds Series Clipper 06 12, 0.26%, tender 9/3/20 (Liquidity Facility State Street Bank & Trust Co., Boston)	5/20/20	$1,800
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series Floaters G 110, 0.27%, tender 10/1/20 (Liquidity Facility Royal Bank of Canada)	4/16/20	$200
Massachusetts Gen. Oblig. Bonds Series Clipper 09 67, 0.27%, tender 1/14/21 (Liquidity Facility State Street Bank & Trust Co., Boston)	8/12/20	$1,300
Massachusetts Gen. Oblig. Bonds Series Clipper 09 69, 0.27%, tender 1/21/21 (Liquidity Facility State Street Bank & Trust Co., Boston)	11/6/19 - 8/20/20	$600
Massachusetts Spl. Oblig. Dedicated Tax Rev. Bonds Series Floaters G 29, 0.27%, tender 1/4/21 (Liquidity Facility Royal Bank of Canada)	7/1/20	$500
North Texas Tollway Auth. Rev. Bonds Series G-112, 0.29%, tender 1/4/21 (Liquidity Facility Royal Bank of Canada)	7/1/20	$100
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series 2016 E75, 0.26%, tender 12/1/20 (Liquidity Facility Royal Bank of Canada)	6/3/20	$600
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds Series Floaters G 40, 0.29%, tender 2/2/21 (Liquidity Facility Royal Bank of Canada)	8/3/20	$400

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Municipal Cash Central Fund	$258
Total	$258

Amounts in the income column in the above table exclude any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

The value, beginning of period, for the Fidelity Cash Central Fund was $41,617. Net realized gain (loss) and change in net unrealized appreciation (depreciation) on Fidelity Cash Central Fund was $0 and $0, respectively. Purchases and sales of the Fidelity Cash Central Fund were $443,529 and $400,385, respectively, during the period.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		August 31, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,375,931)	$1,375,931
Fidelity Central Funds (cost $84,761)	84,761
Total Investment in Securities (cost $1,460,692)		$1,460,692
Cash		11
Receivable for investments sold		2,000
Receivable for fund shares sold		528
Interest receivable		2,133
Distributions receivable from Fidelity Central Funds		9
Prepaid expenses		3
Other receivables		1
Total assets		1,465,377
Liabilities
Payable for investments purchased	$366
Payable for fund shares redeemed	3,040
Distributions payable	1
Accrued management fee	229
Other affiliated payables	13
Other payables and accrued expenses	21
Total liabilities		3,670
Net Assets		$1,461,707
Net Assets consist of:
Paid in capital		$1,461,531
Total accumulated earnings (loss)		176
Net Assets		$1,461,707
Net Asset Value, offering price and redemption price per share ($1,461,707 ÷ 1,459,402 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended August 31, 2020 (Unaudited)
Investment Income
Interest		$6,230
Income from Fidelity Central Funds		258
Total income		6,488
Expenses
Management fee	$2,767
Transfer agent fees	1,034
Accounting fees and expenses	81
Custodian fees and expenses	7
Independent trustees' fees and expenses	3
Registration fees	26
Audit	18
Legal	3
Miscellaneous	4
Total expenses before reductions	3,943
Expense reductions	(1,348)
Total expenses after reductions		2,595
Net investment income (loss)		3,893
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	176
Total net realized gain (loss)		176
Net increase in net assets resulting from operations		$4,069

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended August 31, 2020 (Unaudited)	Year ended February 29, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,893	$17,321
Net realized gain (loss)	176	242
Net increase in net assets resulting from operations	4,069	17,563
Distributions to shareholders	(3,893)	(18,357)
Share transactions
Proceeds from sales of shares	367,512	400,578
Reinvestment of distributions	3,707	17,496
Cost of shares redeemed	(572,307)	(748,823)
Net increase (decrease) in net assets and shares resulting from share transactions	(201,088)	(330,749)
Total increase (decrease) in net assets	(200,912)	(331,543)
Net Assets
Beginning of period	1,662,619	1,994,162
End of period	$1,461,707	$1,662,619
Other Information
Shares
Sold	367,512	400,578
Issued in reinvestment of distributions	3,707	17,496
Redeemed	(572,307)	(748,823)
Net increase (decrease)	(201,087)	(330,749)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity California Municipal Money Market Fund

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2020	2020 A	2019	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.002	.009	.010	.005	.001	–B
Net realized and unrealized gain (loss)	–B	.001	–B	–B	–B	–B
Total from investment operations	.002	.010	.010	.005	.001	–B
Distributions from net investment income	(.002)	(.009)	(.010)	(.005)	(.001)	–B
Distributions from net realized gain	–	(.001)	–	–B	–B	–B
Total distributions	(.002)	(.010)	(.010)	(.005)	(.001)	–B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnC,D	.24%	1.01%	1.03%	.51%	.15%	.01%
Ratios to Average Net AssetsE,F
Expenses before reductions	.50%G	.50%	.50%	.49%	.49%	.50%
Expenses net of fee waivers, if any	.33%G	.50%	.50%	.49%	.42%	.05%
Expenses net of all reductions	.33%G	.50%	.50%	.49%	.42%	.05%
Net investment income (loss)	.49%G	.95%	1.02%	.48%	.11%	.01%
Supplemental Data
Net assets, end of period (in millions)	$1,462	$1,663	$1,994	$2,557	$3,550	$6,366

 A For the year ended February 29.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2020
(Amounts in thousands except percentages)

1. Organization.

Fidelity California Municipal Money Market Fund (the Fund) is a fund of Fidelity California Municipal Trust II (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the Fund are only available for purchase by retail shareholders The Fund may be affected by economic and political developments in the state of California.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$–
Gross unrealized depreciation	–
Net unrealized appreciation (depreciation)	$–
Tax cost	$1,460,692

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .35% of the Fund's average net assets.

During the period, the investment adviser or its affiliates waived a portion of these fees.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to an annualized rate of .13% of average net assets.

During the period, the investment adviser or its affiliates waived a portion of these fees.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity California Municipal Money Market Fund	.01

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

5. Expense Reductions.

The investment adviser or its affiliates voluntarily agreed to waive certain fees in order to avoid a negative yield. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver was $1,345.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $1.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $2.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

7. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2020 to August 31, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2020	Ending Account Value August 31, 2020	Expenses Paid During Period-B March 1, 2020 to August 31, 2020
Fidelity California Municipal Money Market Fund	.33%
Actual		$1,000.00	$1,002.40	$1.67-C
Hypothetical-D		$1,000.00	$1,023.54	$1.68-C

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C If certain fees were not voluntarily waived by the investment adviser or its affiliates during the period, the annualized expense ratio would have been .50% and the expenses paid in the actual and hypothetical examples above would have been $2.52 and $2.55, respectively.

 D 5% return per year before expenses

CFS-SANN-1020
1.855639.113

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity California Municipal Trust II’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity California Municipal Trust II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity California Municipal Trust II

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	October 19, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	October 19, 2020

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	October 19, 2020